Marketable Securities (Contractual maturity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Marketable securities by contractual maturity
Due in one year or less	$ 287
Due after one year through five years	1,898
Due after five years through ten years	24
Due after ten years	0
Total marketable securities	$ 2,209	$ 2,810